CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€)	Common shares	Share premium	Share based payment reserve	Other comprehensive income	Retained loss	Total	Total
Balance at beginning at Dec. 31, 2021	€ 4,427,000	€ 228,033,000	€ 3,127,000	€ 202,000	€ (87,167,000)	€ 148,622,000
Loss for the period					(31,225,000)	(31,225,000)	€ (31,225,000)
Other comprehensive income/(loss) for the period				(26,000)		(26,000)	(26,000)
Total comprehensive income/(loss) for the period				(26,000)	(31,225,000)	(31,251,000)	(31,251,000)
Equity-settled share-based payments
Granted during the period			2,698,000			2,698,000
Exercised during the period	6,000	242,000	(180,000)		180,000	248,000
Issuance of shares for cash	7,000					7,000
Total transactions with owners of the company recognized directly in equity	13,000	242,000	2,518,000		180,000	2,953,000
Balance at end at Dec. 31, 2022	4,440,000	228,275,000	5,645,000	176,000	(118,212,000)	120,324,000
Loss for the period					(43,212,000)	(43,212,000)	(43,212,000)
Other comprehensive income/(loss) for the period				(39,000)		(39,000)	(39,000)
Total comprehensive income/(loss) for the period				(39,000)	(43,212,000)	(43,251,000)	(43,251,000)
Equity-settled share-based payments
Granted during the period			2,611,000			2,611,000
Exercised during the period	2,000	60,000	(18,000)		18,000	62,000
Expired during the period			(577,000)		577,000
Transaction cost		(340,000)				(340,000)
Issuance of shares for cash	484,000	18,132,000				18,616,000
Total transactions with owners of the company recognized directly in equity	486,000	17,852,000	2,016,000		595,000	20,949,000
Balance at end at Dec. 31, 2023	4,926,000	246,127,000	7,661,000	137,000	(160,829,000)	98,022,000
Loss for the period					(59,236,000)	(59,236,000)	(59,236,000)
Other comprehensive income/(loss) for the period				777,000		777,000	777,000
Total comprehensive income/(loss) for the period				777,000	(59,236,000)	(58,459,000)	(58,459,000)
Equity-settled share-based payments
Granted during the period			3,969,000			3,969,000
Exercised during the period	13,000	426,000	(482,000)		482,000	439,000
Expired during the period			(1,848,000)		1,848,000
Transaction cost		(3,730,000)				(3,730,000)	€ (7,600,000)
Issuance of shares for cash	1,491,000	71,522,000				73,013,000
Total transactions with owners of the company recognized directly in equity	1,504,000	68,218,000	1,639,000		2,330,000	73,691,000
Balance at end at Dec. 31, 2024	€ 6,430,000	€ 314,345,000	€ 9,300,000	€ 914,000	€ (217,735,000)	€ 113,254,000